Long-term investments - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest in partnerships and joint ventures	$ 388,516	$ 381,802
Capital account contributions	10,390
Project construction	9,823
Fair value of support provided	9,129	$ 8,824
Guarantor obligations	$ 798,717